Loans (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	$ 1,515	$ 1,568
Provision for loan losses	242	15
Loans charged off	(231)	(80)
Recoveries	7	12
Balance at end of year	1,533	1,515
Residential Real Estate One To Four Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	862	1,059
Provision for loan losses	132	(129)
Loans charged off	(226)	(80)
Recoveries	5	12
Balance at end of year	773	862
Residential Real Estate Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	192	94
Provision for loan losses	51	98
Loans charged off
Recoveries
Balance at end of year	243	192
Residential real estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	5	21
Provision for loan losses	1	(16)
Loans charged off
Recoveries
Balance at end of year	6	5
Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	2	7
Provision for loan losses	2	(5)
Loans charged off
Recoveries
Balance at end of year	4	2
Nonresidential real estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	217	121
Provision for loan losses	53	96
Loans charged off
Recoveries
Balance at end of year	270	217
Farm [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	3	9
Provision for loan losses	6	(6)
Loans charged off
Recoveries
Balance at end of year	9	3
Loans on deposits [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	4	13
Provision for loan losses		(9)
Loans charged off
Recoveries
Balance at end of year	4	4
Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	11	31
Provision for loan losses	6	(20)
Loans charged off
Recoveries
Balance at end of year	17	11
Unsecured [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	1	3
Provision for loan losses	3	(2)
Loans charged off	(5)
Recoveries	2
Balance at end of year	1	1
Unallocated [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	200	200
Provision for loan losses
Loans charged off
Recoveries
Balance at end of year	200	200
Commercials and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	18	10
Provision for loan losses	(12)	8
Loans charged off
Recoveries
Balance at end of year	6	18
Automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year
Provision for loan losses
Loans charged off
Recoveries
Balance at end of year